The Universal Institutional Funds, Inc.

Prospectus Supplement

July 29, 2005

The Universal Institutional Funds, Inc.

Supplement dated July 29, 2005 to The Universal Institutional Funds, Inc. Prospectus dated April 29, 2005

Equity Growth Portfolio (Class I)

The section of the Prospectus titled “Portfolio Management” is hereby replaced by the following:

The Portfolio’s assets are managed within the U.S. Growth Team. The members of the team who are primarily responsible for the day-to-day management of the Portfolio are Dennis P. Lynch and David S. Cohen, Managing Directors, Sam G. Chainani, Executive Director and Alexander Norton, Vice President. Mr. Lynch has worked for the Adviser since 1998 and has been managing the Portfolio since June 2004. Prior to June 2004, Mr. Lynch worked in an investment management capacity for the Adviser. Mr. Cohen has worked for the Adviser since 1993 and has been managing the Portfolio since June 2004. Prior to June 2004, Mr. Cohen worked in an investment management capacity for the Adviser. Mr. Chainani has worked for the Adviser since 1996 and has been managing the Portfolio since June 2004. Prior to June 2004, Mr. Chainani worked in an investment management capacity for the Adviser. Mr. Norton has worked for the Adviser since 1999 and has been managing the Portfolio since July 2005. Prior to July 2005, Mr. Norton worked in an investment management capacity for the Adviser.

Mr. Lynch is the lead portfolio manager of the Portfolio. Messrs. Cohen, Chainani and Norton are co-portfolio managers. Members of the team collaborate to manage the assets of the Portfolio.

The Fund’s Statement of Additional Information provides additional information about the portfolio managers’ compensation structure, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Portfolio.

The composition of the team may change without notice from time to time.

Please retain this supplement for future reference.

LIT SPT EQ 07/05

The Universal Institutional Funds, Inc.

Prospectus Supplement

July 29, 2005

The Universal Institutional Funds, Inc.

Supplement dated July 29, 2005 to The Universal Institutional Funds, Inc. Prospectus dated April 29, 2005:

Equity Growth Portfolio (Class II)

The section of the Prospectus titled “Portfolio Management” is hereby replaced by the following:

The Portfolio’s assets are managed within the U.S. Growth Team. The members of the team who are primarily responsible for the day-to-day management of the Portfolio are Dennis P. Lynch and David S. Cohen, Managing Directors, Sam G. Chainani, Executive Director and Alexander Norton, Vice President. Mr. Lynch has worked for the Adviser since 1998 and has been managing the Portfolio since June 2004. Prior to June 2004, Mr. Lynch worked in an investment management capacity for the Adviser. Mr. Cohen has worked for the Adviser since 1993 and has been managing the Portfolio since June 2004. Prior to June 2004, Mr. Cohen worked in an investment management capacity for the Adviser. Mr. Chainani has worked for the Adviser since 1996 and has been managing the Portfolio since June 2004. Prior to June 2004, Mr. Chainani worked in an investment management capacity for the Adviser. Mr. Norton has worked for the Adviser since 1999 and has been managing the Portfolio since July 2005. Prior to July 2005, Mr. Norton worked in an investment management capacity for the Adviser.

Mr. Lynch is the lead portfolio manager of the Portfolio. Messrs. Cohen, Chainani and Norton are co-portfolio managers. Members of the team collaborate to manage the assets of the Portfolio.

The Fund’s Statement of Additional Information provides additional information about the portfolio managers’ compensation structure, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Portfolio.

The composition of the team may change without notice from time to time.

Please retain this supplement for future reference.

LIT SPT EQ 07/05

The Universal Institutional Funds, Inc.

Prospectus Supplement

July 29, 2005

The Universal Institutional Funds, Inc.

Supplement dated July 29, 2005 to The Universal Institutional Funds, Inc. Prospectus dated April 29, 2005:

Mid Cap Growth Portfolio

(Class I)

The section of the Prospectus titled “Portfolio Management” is hereby replaced by the following:

The Portfolio’s assets are managed within the U.S. Growth Team. The members of the team who are currently responsible for the day-to-day management of the Portfolio are Dennis P. Lynch and David S. Cohen, Managing Directors, Sam G. Chainani, Executive Director and Alexander Norton, Vice President. Mr. Lynch has worked for the Adviser since 1998 and has been managing the Portfolio since April 2003. Prior to April 2003, Mr. Lynch worked in an investment management capacity for the Adviser. Mr. Cohen has worked for the Adviser since 1993 and has been managing the Portfolio since April 2003. Prior to April 2003, Mr. Cohen worked in an investment management capacity for the Adviser. Mr. Chainani has worked for the Adviser since 1996 and has been managing the Portfolio since June 2004. Prior to June 2004, Mr. Chainani worked in an investment management capacity for the Adviser. Mr. Norton has worked for the Adviser since 1999 and has been managing the portfolio since July 2004. Prior to July 2004, Mr. Norton worked in an investment management capacity for the Adviser.

Mr. Lynch is the lead portfolio manager of the Portfolio. Messrs. Cohen, Chainani and Norton are co-portfolio managers. Members of the team collaborate to manage the assets of the Portfolio.

The Fund’s Statement of Additional Information provides additional information about the portfolio managers’ compensation structure, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Portfolio.

The composition of the team may change without notice from time to time.

Please retain this supplement for future reference.

LIT SPT UMGPX 07/05

The Universal Institutional Funds, Inc.

Prospectus Supplement

July 29, 2005

The Universal Institutional Funds, Inc.

Supplement dated July 29, 2005 to The Universal Institutional Funds, Inc. Prospectus dated April 29, 2005:

Mid Cap Growth Portfolio

(Class II)

The section of the Prospectus titled “Portfolio Management” is hereby replaced by the following:

The Portfolio’s assets are managed within the U.S. Growth Team. The members of the team who are currently responsible for the day-to-day management of the Portfolio are Dennis P. Lynch and David S. Cohen, Managing Directors, and Sam G. Chainani, Executive Director and Alexander Norton, Vice President. Mr. Lynch has worked for the Adviser since 1998 and has been managing the Portfolio since April 2003. Prior to April 2003, Mr. Lynch worked in an investment management capacity for the Adviser. Mr. Cohen has worked for the Adviser since 1993 and has been managing the Portfolio since April 2003. Prior to April 2003, Mr. Cohen worked in an investment management capacity for the Adviser. Mr. Chainani has worked for the Adviser since 1996 and has been managing the Portfolio since June 2004. Prior to June 2004, Mr. Chainani worked in an investment management capacity for the Adviser. Mr. Norton has worked for the Adviser since 1999 and has been managing the portfolio since July 2004. Prior to July 2004, Mr. Norton worked in an investment management capacity for the Adviser.

Mr. Lynch is the lead portfolio manager of the Portfolio. Messrs. Cohen, Chainani and Norton are co-portfolio managers. Members of the team collaborate to manage the assets of the Portfolio.

The Fund’s Statement of Additional Information provides additional information about the portfolio managers’ compensation structure, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Portfolio.

The composition of the team may change without notice from time to time.

Please retain this supplement for future reference.

LIT SPT MCG 07/05

The Universal Institutional Funds, Inc.

Prospectus Supplement

July 29, 2005

The Universal Institutional Funds, Inc.

Supplement dated July 29, 2005 to The Universal Institutional Funds, Inc. Prospectus dated April 29, 2005

Small Company Growth Portfolio (Class II)

The section of the Prospectus titled “Portfolio Management” is hereby replaced by the following:

The Portfolio’s assets are managed within the U.S. Growth Team. The members of the team who are primarily responsible for the day-to-day management of the Portfolio are Dennis P. Lynch and David S. Cohen, Managing Directors, Sam G. Chainani, Executive Director and Alexander Norton, Vice President. Mr. Lynch has worked for the Adviser since 1998 and has been managing the Portfolio since April 2004. Prior to April 2004, Mr. Lynch worked in an investment management capacity for the Adviser. Mr. Cohen has worked for the Adviser since 1993 and has been managing the Portfolio since April 2004. Prior to April 2004, Mr. Cohen worked in an investment management capacity for the Adviser. Mr. Chainani has worked for the Adviser since 1996 and has been managing the Portfolio since June 2004. Prior to June 2004, Mr. Chainani worked in an investment management capacity for the Adviser. Mr. Norton has worked for the Adviser since 1999 and has been managing the Portfolio since July 2005. Prior to July 2005, Mr. Norton worked in an investment management capacity for the Adviser.

Mr. Lynch is the lead portfolio manager of the Portfolio. Messrs. Cohen, Chainani and Norton are co-portfolio managers. Members of the team collaborate to manage the assets of the Portfolio.

The Fund’s Statement of Additional Information provides additional information about the portfolio managers’ compensation structure, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Portfolio.

The composition of the team may change without notice from time to time.

Please retain this supplement for future reference.

LIT SPT SCG 07/05